Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,072,156,513.01
Previously Paid Amount	0.00
Total Fee Amount	148,064.81
Total Offset Amount	0.00
Net Fee	$ 148,064.81